CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated other comprehensive Income	Accumulated Deficit
Balance, shares at Sep. 30, 2018		104,524,189
Balance, amount at Sep. 30, 2018	$ (249,347)	$ 10,453	$ 30,264,550	$ 94,587	$ (30,618,937)
Foreign currency translation	49	0	0	49	0
Net loss for the year	(117,640)	0	0	0	(117,640)
Balance, amount at Sep. 30, 2019	(366,938)	$ 10,453	30,264,550	94,636	(30,736,577)
Balance, shares at Sep. 30, 2019		104,524,189
Foreign currency translation	25,115	$ 0	0	25,115	0
Net loss for the year	(148,964)	$ 0	0	0	(148,964)
Stock issued for cash, shares		2,481,087
Stock issued for cash, amount	144,361	$ 248	144,113	0	0
Balance, amount at Sep. 30, 2020	(346,426)	$ 10,701	30,408,663	119,751	(30,885,541)
Balance, shares at Sep. 30, 2020		107,005,276
Foreign currency translation	(1,704)	$ 0	0	(1,704)	0
Net loss for the year	(107,436)	$ 0	0	0	(107,436)
Stock issued for cash, shares		2,539,995
Stock issued for cash, amount	248,800	$ 254	248,546	0	0
Balance, amount at Sep. 30, 2021	$ (206,766)	$ 10,955	$ 30,657,209	$ 118,047	$ (30,992,977)
Balance, shares at Sep. 30, 2021		109,545,271